Bank Loans and Notes Payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Borrowings

Expressed in millions of Mexican pesos. (1)	2025	2026	2027	2028	2029	2030 and following years	Carrying value as of December 31, 2024	Fair value as of December 31, 2024	Carrying value as of December 31, 2023

Short- term debt:
Fixed rate debt:
Colombian pesos
Bank loans	345	—	—	—	—	—	345	345	—
Interest rate	10.39%						10.39%		—
Argentine pesos
Bank loans	638	—	—	—	—	—	638	638	73
Interest rate	50.11%						50.11%		130.00%
Uruguayan pesos
Bank loans	46	—	—	—	—	—	46	46	—
Interest rate	10.75%						10.75%
Euros
Bank loans	—	—	—	—	—	—	—	—	15
Interest rate									17.60%
Subtotal	1,029	—	—	—	—	—	1,029	1,029	88
Variable rate debt:
Colombian pesos
Bank loans	414	—	—	—	—	—	414	414	—
Interest rate	10.36%						10.36%
Short- term debt	1,443	—	—	—	—	—	1,443	1,443	88

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bonds (2)	—	—	—	—	—	43,504	43,504	39,586	36,352
Interest rate						3.06%	3.06%		3.05%
Bank loans	138	—	—	—	—	—	138	138	140
Interest rate	6.73%						6.73%		6.74%
Mexican pesos
Senior notes	—	—	8,495	9,961	5,492	—	23,948	22,490	23,946

Expressed in millions of Mexican pesos. (1)	2025	2026	2027	2028	2029	2030 and following years	Carrying value as of December 31, 2024	Fair value as of December 31, 2024	Carrying value as of December 31, 2023
Interest rate	—	—	7.87%	7.36%	9.95%	0.00%	8.13%		8.13%
Brazilian reais
Bank loans	—	—	—	—	—	—	—	—	21
Interest rate									6.90%
Subtotal	138	—	8,495	9,961	5,492	43,504	67,590	62,214	60,459
Variable rate debt:
Mexican pesos
Senior notes	1,727	2,928	—	—	—	—	4,655	4,659	4,653
Interest rate	10.53%	10.45%					10.48%		11.57%
Brazilian reais
Bank loans	6	3	—	—	—	—	9	8	14
Interest rate	9.08%	9.08%					9.08%		8.88%
Subtotal	1,733	2,931	—	—	—	—	4,664	4,667	4,667
Long term debt	1,871	2,931	8,495	9,961	5,492	43,504	72,254	66,881	65,126
Current portion of long term debt	1,871	—	—	—	—	—	1,871	—	52
Long- term debt	—	2,931	8,495	9,961	5,492	43,504	70,383	66,881	65,074

(1) All interest rates shown in this table are weighted average contractual annual rates.
(2) Interest rate derivatives that have been designated as fair value hedge relationships have been used by the Company to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “market value gain (loss) in financial instruments” in the period in which they occur. Since 2022, the Company is applying fair value hedging to the hedged portion of the Senior Notes of US$705, which are linked to an interest rate swap. The hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in the consolidated income statements under “market value gain (loss) in financial instruments”. For the years ended on December 31, 2024, and 2023, the Company recorded in the consolidated income statements a gain of Ps. 383 and a loss of Ps. 371, respectively. As of December 31, 2024, and 2023 the carrying value of the Senior Note of US$705 is being reduced by an amount of Ps. 1,659 and 1,277 respectively, stemming from the impacts of fair value hedging.

Summary of Interest Expense
For the years ended December 31, 2024, 2023 and 2022, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2024	2023	2022
Interest on debts and borrowings	Ps. 4,361	Ps. 4,215	Ps. 4,104
Finance charges for employee benefits (See Note 15.4)	305	297	286
Derivative instruments (Interest)	2,147	2,086	1,706
Interest expense for leases (See Note 9)	349	278	132
Finance operating charges	370	226	272
	Ps. 7,532	Ps. 7,102	Ps. 6,500

Summary of Reconciliation of Liabilities Arising From Financing Activities

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2023	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2024
Short-term bank loans	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Total short-term from financing activities	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Long-term bank loans	175	(28)	—	—	—	—	—	—	147
Long-term notes payable	64,951		—	—	(3)	(383)	7,542	—	72,107
Total long-term from financing activities	Ps. 65,126	Ps. (28)	Ps. —	Ps. —	Ps. (3)	Ps. (383)	Ps. 7,542	Ps. —	Ps. 72,254

Lease liabilities	Ps. 2,521	Ps. (856)	Ps. —	Ps. 1,046	Ps. 464	Ps. —	Ps. 11	Ps. (2)	Ps. 3,184

Total from financing activities	Ps. 67,735	Ps. (884)	Ps. 1,394	Ps. 1,046	Ps. 461	Ps. (383)	Ps. 7,553	Ps. (41)	Ps. 76,881

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2022	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2023
Short-term bank loans	Ps. —	Ps. (1)	Ps. 87	Ps. —	Ps. —	Ps. —	Ps. 24	Ps. (22)	Ps. 88
Total short-term from financing activities	Ps. —	Ps. (1)	Ps. 87	Ps. —	Ps. —	Ps. —	Ps. 24	Ps. (22)	Ps. 88
Long-term bank loans	1,152	(900)	64	—	—	—	152	(293)	175
Long-term notes payable	77,517	(7,500)	—	—	78	371	(5,515)		64,951
Total long-term from financing activities	Ps.78,669	Ps.(8,400)	Ps.64	Ps.—	Ps.78	Ps.371	Ps.(5,363)	Ps.(293)	Ps.65,126

Lease liabilities	Ps. 2,135	Ps. (690)	Ps. —	Ps. 586	Ps. 538	Ps. —	Ps. (20)	Ps. (28)	Ps. 2,521

Total from financing activities	Ps. 80,804	Ps. (9,091)	Ps. 151	Ps. 586	Ps. 616	Ps. 371	Ps. (5,359)	Ps. (343)	Ps. 67,735